Income Tax	12 Months Ended
Dec. 31, 2016
Income Tax
Income Tax

9. Income Tax

The following table summarizes Income (loss) before income taxes incurred in the PRC and outside of the PRC:

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Income (loss) before income taxes:
PRC	111,905,366	70,382,855	8,742,444
Outside of PRC	(29,476,625)	(25,041,651)	(22,186,499)

Total	82,428,741	45,341,204	(13,444,055)

The expense (benefit) for income taxes is comprised of:

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Current Tax
PRC	17,905,374	17,990,790	13,331,921
Outside of PRC	10,072	17,425	16,686

	17,915,446	18,008,215	13,348,607

Deferred Tax
PRC	(2,369,482)	(7,700,893)	(15,416,346)
Outside of PRC	—	—	—

	(2,369,482)	(7,700,893)	(15,416,346)

Income tax expense (benefit)	15,545,964	10,307,322	(2,067,739)

The Company is incorporated in the Cayman Islands, which is exempted from tax.

Enterprise Income Tax Law in China applies a statutory 25% enterprise income tax rate to both foreign invested enterprises and domestic enterprises.

Shanghai SINA Leju was granted status as a high and new technology enterprise and was entitled to enjoy a favorable statutory tax rate of 15% from 2013 through 2014. Shanghai SINA Leju renewed its qualification of high and new technology enterprise in 2015 and was entitled to enjoy a favorable statutory tax rate of 15% from 2015 through 2017.

In February 2012, Shanghai Fangxin information technology Co., Ltd., the Group’s subsidiary in China, was granted software enterprise status, which exempted it from income taxes for 2012 and 2013 and provided a 50% reduction in its income tax rate, or a rate of 12.5%, from 2014 through 2016.

The Group’s subsidiaries in Hong Kong are subject to a profit tax at the rate of 16.5% on assessable profit determined under relevant Hong Kong tax regulations. The Company’s subsidiaries incorporated in the BVI are not subject to taxation.

The Group does not have uncertain tax positions in accordance with ASC740-10, nor does it anticipate any significant increase to its liability for unrecognized tax benefit within next 12 months. The Group will classify interest and penalties related to income tax matters, if any, in income tax expense.

According to the PRC Tax Administration and Collection Law, the statute of limitations is three years if the underpayment of taxes is due to tax authority’s mistake or due to computational errors made by the taxpayer. The statute of limitations will be extended to five years under special circumstances, which are not clearly defined, but an underpayment of tax liability exceeding RMB100,000 ($14,416) is specifically listed as a special circumstance. In the case of a transfer pricing related adjustment, the statute of limitations is 10 years. There is no statute of limitations in the case of tax evasion.

The principal components of the deferred income tax assets/liabilities are as follows:

	As of December 31,
	2015	2016
	$	$
Deferred tax assets:
Accrued salary expenses	11,248,353	10,298,156
Bad debt provision	6,587,704	7,790,085
Net operating loss carry forwards	3,787,766	9,421,817
Advertising expenses temporarily non-deductible	11,307,976	13,811,900
Others	492,160	568,874

Gross deferred tax assets	33,423,959	41,890,832
Valuation allowance	(654,267)	(192,536)

Total deferred tax assets	32,769,692	41,698,296

Deferred tax liabilities:
Amortization of intangible and other assets	22,997,731	18,869,374

Total deferred tax liabilities	22,997,731	18,869,374

Movement of the valuation allowance is as follows:

	Year Ended December 31,
	2014	2015	2016
	$	$	$
Balance as of January 1	(1,051,973)	(957,162)	(654,267)
Reverse (additions)	—	255,264	(686)
Write off	90,811	—	409,467
Changes due to exchange rate translation	4,000	47,631	52,950

Balance as of December 31	(957,162)	(654,267)	(192,536)

The Group has recognized a valuation allowance against deferred tax assets on tax loss carry forwards of nil, and $686 for the years ended December 31, 2014 and 2016, respectively, and reversed $255,264 for the year ended December 31, 2015.

The Group assesses the available positive and negative evidence to estimate if sufficient future taxable income will be generated to use the existing deferred tax assets. A significant piece of objective negative evidence evaluated was the cumulative loss incurred over the three year period ended December 31, 2016. Such objective evidence limits the Group’s ability to consider other subjective evidence such as our projections for future growth.

On the basis of this evaluation, as of December 31, 2016, a valuation allowance of $192,536 was recorded to reflect only the portion of the deferred tax assets that is not more likely than not to be realized. The amount of the deferred tax assets considered realizable, however, could be adjusted if estimates of future taxable income during the carry forwards period are reduced or increased or if objective negative evidence in the form of cumulative losses is no longer present and additional weight may be given to subjective evidence such as our projections for growth.

Reconciliation between the provision for income tax computed by applying the statutory tax rate to income before income taxes and the actual provision for income taxes is as follows:

	Year Ended December 31,
	2014	2015	2016
PRC income tax rate	25.00%	25.00%	25.00%
Share based compensation expenses not deductible for tax purposes	3.27%	5.17%	(19.17)%
Other expenses not deductible for tax purposes	0.72%	3.71%	(4.30)%
Effect of tax holiday	(13.69)%	(13.18)%	5.19%
Effect of different tax rate of subsidiary operation in other jurisdiction	1.08%	2.05%	(2.11)%
Effect of different tax rate of DTA and DTL applied	2.29%	(2.37)%	17.58%
Valuation allowance movement	—	(0.56)%	(0.01)%
Withholding tax	0.19%	2.91%	(6.80)%

	18.86%	22.73%	15.38%

The aggregate amount and per share effect of the tax holiday are as follows:

	Year Ended December 31,
	2014	2015	2016
	$	$	$
The aggregate dollar effect	11,285,429	5,977,806	697,559
Per share effect—basic	0.09	0.04	0.01
Per share effect—diluted	0.09	0.04	0.01

As of December 31, 2015 and 2016, the Group had tax operating loss carry forwards of $15,151,067 and $37,687,269, respectively. These tax losses are available for offset against future profits that may be carried forward until calendar year 2020 and 2021, respectively.

Undistributed earnings of the Company’s PRC subsidiaries of approximately $247,853,947 at December 31, 2016 are considered to be indefinitely reinvested and, accordingly, no provision for PRC dividend withholding tax has been provided thereon. Upon distribution of those earnings generated after January 1, 2008, in the form of dividends or otherwise, the Group would be subject to the then applicable PRC tax laws and regulations. The amounts of unrecognized deferred tax liabilities for these earnings are in the range of $12,392,698 to $24,785,395, as the withholding tax rate of the profit distribution will be 5% or 10% depends on whether the immediate offshore companies can enjoy the preferential withholding tax rate of 5%.

Income tax payable balance of the Group represents the actual cash tax payments to be made by the legal entities within the Group. Income tax provision reflected in the Company’s consolidated statements of operations is calculated based on a separate return basis as if the Group had filed a separate tax return, which has considered the impact of general corporate expenses allocated from E-House. The difference between the income tax provision on a separate return basis and the tax liability accrued was reflected as deemed distribution to E-House associated with tax liability in the consolidated statements of changes in equity before the IPO. Such difference amounted to $571,227 for the period from January 1, 2014 to the IPO date, respectively.